Schedule of other operating expenses (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Other Operating Expenses
Commission		₨ 754,010	₨ 304,932	₨ 360,877
Communication		377,699	210,303	179,656
Legal and professional fees		412,805	480,944	346,867
Outsourcing fees		31,519	36,054	35,924
Payment gateway and other charges		491,098	414,969	511,948
Bad debts written-off and allowance for credit impaired receivables and other advances		75,026	84,415	(43,697)
Duties and taxes		34,042	51,985	2,606
Rent (Refer Note 42)		15,066	10,968	3,646
Repairs and maintenance		78,715	59,728	48,056
Travelling and conveyance		51,818	38,868	41,200
Insurance		35,974	48,139	55,637
Corporate social responsibility (CSR) expense		2,205	4,998
Reversal of provisions		(42,831)
Miscellaneous expenses		34,909	33,162	36,632
Total	$ 25,067	₨ 2,352,055	₨ 1,779,465	₨ 1,579,352